Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Detailed Information about Service Concession Arrangements
The following tables list the concessions and licenses as of December 31, 2024 to use spectrum for mobile services and selected other applications in each country.

EUROPE	Frequency		Bandwidth (MHz)		Year of Exp. Date
Spain	700	MHz	20		2041	(1)
	800	MHz	20		2041	(2)
	900	MHz	29.6		2040	(2)
	1800	MHz	40		2038	(2)
	1900	MHz (TDD)	5		2040	(2)
	2100	MHz	29.6		2040	(2)
	2600	MHz	40		2040	(2)
	2600	MHz	20	(3)	2040	(2)
	2600	MHz (TDD)	10	(4)	2040	(2)
	3.5	GHz (TDD)	40		2040	(2)
	3.5	GHz (TDD)	10		2048	(2)
	3.5	GHz (TDD)	50		2048	(2)
	26	GHz (TDD)	1,000		2043	(1)
United Kingdom (5)	700	MHz	20		Indefinite
	800	MHz	20		Indefinite
	900	MHz	34.8		Indefinite
	1800	MHz	11.6		Indefinite
	1900	MHz (TDD)	5		2029	(6)
	2100	MHz	20		Indefinite
	2300	MHz (TDD)	40		Indefinite
	2600	MHz (TDD)	25		Indefinite
	3.5	GHz (TDD)	40		Indefinite
	3.5	GHz (TDD)	40		Indefinite
Germany	700	MHz	20		2033
	800	MHz	20		2025
	900	MHz	20		2033
	1800	MHz	20		2033
	1800	MHz	20		2025
	1900	MHz (TDD)	5		2025
	2100	MHz (TDD)	14.2		2025
	2100	MHz	10		2040
	2100	MHz	30		2025
	2600	MHz	60		2025
	2600	MHz (TDD)	20		2025
	3.5	GHz (TDD)	70		2040
(1) Initial term can be extended for 20 additional years.
(2) License extended 10 additional years by Ministerial Order of 20th June 2024.
(3) Regional licenses in Madrid and Melilla.
(4) National license excluding 2 regions (Madrid and Melilla).
(5) These licenses are part of the joint venture with Liberty Global plc (VMED O2 UK Limited).
(6) It will expire in April 2029 after the 2024 announcement. This band has not been implemented for mobile use and will be allocated to other applications in accordance with ECC Decision (20)02.

BRAZIL (1)	Frequency		Bandwidth (MHz)		Year of Exp. Date
	700	MHz	20		2029
	850	MHz	25	(2)	2028	(3)
	900	MHz	5-10	(4)	2032-2035	(5)
	1800	MHz	20-80	(6)	2032-2035	(5)
	2100	MHz	30-60	(6)	2038
	2300	MHz (TDD)	40-50	(7)	2041
	2500	MHz	40	(8)	2027-2031	(9)
	3.5	GHz (TDD)	100		2041
	26	GHZ	600		2041
(1) Telefônica Brasil uses high and low frequency spectrum in all regions of Brazil.
(2) States of AC, AM, AP, BA, DF, ES, GO, MA, MG, MS, MT, PA, PR, RJ, RO, RR, RS, SC, SE, SP and TO - except for sectors PGO 3, 22, 25, 30 and 33
(3) Current licenses expire in 2028. ANATEL decided to limit their renewal until 2028, due to a future mandatory refarming process.
(4) 10 MHz in the State of MG; 5 MHz in the States of AM, RR, AP, PA, MA, BA, SE and SP - except for municipalities with CN 11.
(5) Regional licenses: expiration and renewal dates depend on the region.
(6) Bandwidth varies by region.
(7) 50 MHz in the southeastern region of Brazil (except the state of SP and Sector 3 of PGO); 40 MHz in the state of SP (except Sector 33 of PGO), and in the northern and central-western regions of Brazil (except Sectors 22 and 25 of PGO).
(8) 40 MHz is the most common bandwidth but may increase up to 60 MHz in some regions.
(9) The initial term of Band X will expire in 2027 and Band P in 2031.

HISPANOAMÉRICA	Frequency		Bandwidth (MHz)	Year of Exp. Date
Argentina	700	MHz	20	2033
	850	MHz (AMBA)	30	Indefinite
	850	MHz (Sur)	25	Indefinite
	1900	MHz (AMBA)	20	Indefinite
	1900	MHz (Norte)	50	Indefinite
	1900	MHz (Sur)	25	Indefinite
	1700	MHz/2100 MHz	20	2033
	2600	MHz	30	2035	(1)
	3.5	GHz (TDD)	50	2043
Chile	700	MHz	20	2045
	850	MHz	25	Indefinite
	1900	MHz	20	2032	(2)
	2600	MHz	40	2043
	2600	MHz (TDD)	12	2038	(3)
	3.5	GHz	50	2051
Colombia	700	MHz	20	2040	(4')
	850	MHz	25	2025	(4)
	1700	MHz/2100 MHz	30	2025	(4)
	1900	MHz	15	2025	(4)
	1900	MHz	15	2041	(5)
	3.5	GHz (TDD)	80	2044	(4')
Ecuador	850	MHz	25	2025	(5')
	1900	MHz	60	2025	(5')
Peru	450	MHz (Lima and Callao)	10	2028	(6)
	700	MHz	30	2036
	850	MHz	25	2030	(6')
	900	MHz (Lima and Callao)	10	2028
	900	MHz (Rest of provinces)	16	2028
	1700	MHz/2100 MHz	40	2033
	1900	MHz (Lima and Callao)	25	2030
	1900	MHz (Rest of provinces)	25	2018	(7)
	3.5	GHz	50	2027
Uruguay	700	MHz	30	2037
	850	MHz	25	2044	(8)
	1900	MHz	20	2042/2044	(8')
	1900	MHz	40	2033
	2600	MHz	40	2045
	3.5	GHz (TDD)	100	2048
Venezuela	850	MHz	25	2027	(9)
	1900	MHz	50	2027	(9)
	1700	MHz/2100 MHz	20	2027	(9)
	2600	MHz	40	2029
	3.5	GHz	50	2026	(10)
(1) Covering 65% of the population.
(2) 10MHz sold in 2021 as a result of the ‘Subtel’ (Chilean National Regulator) proposal to comply with the High Court resolution (June 2018) that mandates operators to return certain amount of spectrum they acquired in the 700MHz auction in 2014.
(3) Only in Metropolitan Region.
(4) Spectrum licenses extended until September 2025.
(4') Spectrum licenses part of the UTE with Tigo Colombia.
(5) Renewed for 20 years.
(5') Concesion extended until February 2025. Pending final renewal conditions.
(6) Spectrum returned except in the Provinces of Lima and Callao
(6') Provinces of Lima and Callao: expiration date of March 2030; rest of provinces in December 2030.
(7) In process of renewal. Extension requested on May 30, 2016. According to the regulation, the license maintains its validity until the Ministry of Transport and Communications decides over the request presented.
(8) 25 MHz has been renewed for 20 years until 2044.
(8')10 MHz has been renewed for 20 years until 2044; 10 MHz has been renewed for 20 years until in 2042.
(9) Renewed for 5 years.
(10) Available for Fixed Wireless Access licenses.